Annual Fund Operating Expenses (Invesco Van Kampen U.S. Mortgage Fund, Institutional Class, Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
	May 02, 2011
Invesco Van Kampen U.S. Mortgage Fund | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Annual Fund Operating Expenses
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	0.61%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.